Significant accounting policies (Table)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Basis of presentation

Derivative financial instruments	Fair value through profit or loss (FVTPL)
Equity investments	Fair value through other comprehensive income
(FVOCI)
Liabilities for cash-settled share-based payment arrangements	FVTPL
Net defined benefit liability	Fair value of plan assets less the present value of the
defined benefit obligation

Disclosure of estimated useful lives

Land	Not depreciated
Buildings	15 - 25 years
Plant and equipment	3 - 15 years
Furniture and fixtures	3 - 10 years
Other	3 - 5 years